Additional Information - Condensed Financial Statements (Condensed Balance Sheets) (Parenthetical) (Details) - $ / shares shares in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	75,400	75,400
Ordinary Share, shares issued (in shares)	39,269	39,229
Ordinary Share, shares outstanding (in shares)	39,269	39,229
Sohu.com Limited [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	75,400	75,400
Ordinary Share, shares issued (in shares)	39,269	39,229
Ordinary Share, shares outstanding (in shares)	39,269	39,229	38,898	38,742